CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 27, 2011	Dec. 31, 2013	Dec. 31, 2012
Operating expenses
Impairment of real estate assets			$ 1,500,000
Other income (expense)
Impairment on real estate held for sale	0	(8,608,000)	(45,122,000)	(13,599,000)
Successor [Member]
Revenues
Rental income	429,365,000		887,819,000	851,654,000
Expense reimbursements	112,416,000		242,939,000	225,848,000
Other revenues	5,331,000		16,135,000	11,233,000
Total revenues	547,112,000		1,146,893,000	1,088,735,000
Operating expenses
Operating costs	59,461,000		116,566,000	118,929,000
Real estate taxes	77,487,000		168,555,000	155,210,000
Depreciation and amortization	283,763,000		438,730,000	488,714,000
Provision for doubtful accounts	8,465,000		10,920,000	11,544,000
Impairment of real estate assets	0		1,531,000	0
Acquisition related costs	41,362,000		0	541,000
General and administrative	49,874,000		121,083,000	88,936,000
Total operating expenses	520,412,000		857,385,000	863,874,000
Other income (expense)
Dividends and interest	641,000		832,000	1,138,000
Gain on bargain purchase	328,826,000		0	0
Interest expense	(199,221,000)		(343,311,000)	(376,414,000)
Gain on sales of real estate assets and acquisition of joint venture interest	0		2,223,000	501,000
Gain (loss) on extinguishment of debt, net	917,000		(20,063,000)	0
Other	1,195,000		(11,013,000)	(504,000)
Total other income (expense)	132,358,000		(371,332,000)	(375,279,000)
Income (loss) before equity in income of unconsolidated joint ventures	159,058,000		(81,824,000)	(150,418,000)
Equity in income (loss) of unconsolidated joint ventures	(160,000)		1,167,000	687,000
Impairment of investments in unconsolidated joint ventures	0		0	(314,000)
Income (loss) from continuing operations	158,898,000		(80,657,000)	(150,045,000)
Income (loss) from discontinued operations	(5,762,000)		3,504,000	(2,438,000)
Gain on disposition of operating properties	0		3,392,000	5,369,000
Impairment on real estate held for sale	0		(45,122,000)	(13,599,000)
Loss from discontinued operations	(5,762,000)		(38,226,000)	(10,668,000)
Net income (loss)	153,136,000		(118,883,000)	(160,713,000)
Net (income) loss attributable to non-controlling interests	(37,785,000)		25,349,000	38,146,000
Net income (loss) attributable to Brixmor Property Group Inc.	115,351,000		(93,534,000)	(122,567,000)
Preferred stock dividends	(137,000)		(162,000)	(296,000)
Net income (loss) attributable to common stockholders	115,214,000		(93,696,000)	(122,863,000)
Loss from continuing operations
-Basic (usd per share)	$ 0.66		$ (0.33)	$ (0.64)
-Diluted (usd per share)	$ 0.66		$ (0.33)	$ (0.64)
Net loss attributable to common stockholders
-Basic (usd per share)	$ 0.64		$ (0.50)	$ (0.68)
-Diluted (usd per share)	$ 0.64		$ (0.50)	$ (0.68)
Weighted average common outstanding shares
outstanding- basic and diluted (in shares)	180,675		188,993	180,675
Predecessor [Member]
Revenues
Rental income		412,929,000
Expense reimbursements		114,879,000
Other revenues		7,588,000
Total revenues		535,396,000
Operating expenses
Operating costs		64,409,000
Real estate taxes		76,763,000
Depreciation and amortization		168,690,000
Provision for doubtful accounts		10,348,000
Impairment of real estate assets		0
Acquisition related costs		5,647,000
General and administrative		57,363,000
Total operating expenses		383,220,000
Other income (expense)
Dividends and interest		815,000
Gain on bargain purchase		0
Interest expense		(189,380,000)
Gain on sales of real estate assets and acquisition of joint venture interest		0
Gain (loss) on extinguishment of debt, net		0
Other		(3,732,000)
Total other income (expense)		(192,297,000)
Income (loss) before equity in income of unconsolidated joint ventures		(40,121,000)
Equity in income (loss) of unconsolidated joint ventures		(381,000)
Impairment of investments in unconsolidated joint ventures		0
Income (loss) from continuing operations		(40,502,000)
Income (loss) from discontinued operations		2,019,000
Gain on disposition of operating properties		0
Impairment on real estate held for sale		(8,608,000)
Loss from discontinued operations		(6,589,000)
Net income (loss)		(47,091,000)
Net (income) loss attributable to non-controlling interests		(752,000)
Net income (loss) attributable to Brixmor Property Group Inc.		(47,843,000)
Preferred stock dividends		0
Net income (loss) attributable to common stockholders		$ (47,843,000)